INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS [abstract]
Disclosure of intangible assets

14.      INTANGIBLE ASSETS

	Gas processing rights under NWS Project	Drilling rig contracts and seismic data usage rights	Marketing transportation and storage contracts	Software and others	Goodwill	Total

Cost:
At January 1, 2016	1,191	1,596	1,527	2,861	13,805	20,980
Additions	-	-	-	197	-	197
Disposal	-	-	-	(387)	-	(387)
Exchange differences	82	109	104	67	943	1,305

At December 31, 2016	1,273	1,705	1,631	2,738	14,748	22,095

At January 1, 2017	1,273	1,705	1,631	2,738	14,748	22,095
Additions	-	-	-	206	-	206
Disposal	-	(1,662)	(54)	(199)	-	(1,915)
Exchange differences	(74)	(43)	(93)	(57)	(856)	(1,123)

At December 31, 2017	1,199	-	1,484	2,688	13,892	19,263

Accumulated amortization:
At January 1, 2016	(621)	(958)	(1,096)	(1,882)	-	(4,557)
Amortization charge for the year	(51)	(326)	(135)	(508)	-	(1,020)
Disposal	-	-	-	386	-	386
Exchange differences	(57)	(80)	(81)	(42)	-	(260)

At December 31, 2016	(729)	(1,364)	(1,312)	(2,046)	-	(5,451)

At January 1, 2017	(729)	(1,364)	(1,312)	(2,046)	-	(5,451)
Amortization charge for the year	(46)	(332)	(57)	(419)	-	(854)
Disposal	-	1,662	54	199	-	1,915
Exchange differences	43	34	76	44	-	197

At December 31, 2017	(732)	-	(1,239)	(2,222)	-	(4,193)

Net book value:
At December 31, 2016	544	341	319	692	14,748	16,644

At December 31, 2017	467	-	245	466	13,892	15,070

Goodwill represents the excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed in a business combination.

According to the accounting policies as set out in note 3, goodwill is acquired in the acquisition of Nexen Inc., and from the acquisition date, allocated to the entire E&P assets, which are the groups of cash-generating units that are expected to benefit from the synergies of the acquisition.

Impairment is determined by assessing the recoverable amount of the entire E&P assets to which the goodwill relates. Where the recoverable amount of the entire E&P assets is less than the carrying amount of the assets and the goodwill together, an impairment loss on goodwill is recognized.

In assessing value in use of E&P segment, the key assumptions include, but are not limited to, future commodity prices, future production estimates, estimated future capital expenditures, estimated future operating expenses and the discount rate. The discount rate used for value in use is derived from the Company’s WACC and is adjusted, where applicable, to take into account any specific risks relating to the country where the asset is located as well as the asset specific characteristics, such as specific tax treatments, cash flow profiles and economic life. However, actual results could differ from those estimates.

The intangible asset regarding the gas processing rights has been amortized upon the commercial production of the liquefied natural gas on a unit-of -production basis over the total proved reserves of the relevant asset. The intangible assets regarding the marketing transportation and storage contracts are amortized on a straight-line basis over the life of the contracts which is less than 20 years. Other identifiable intangible assets are amortized on a straight-line basis over a period ranging from 3 to 5 years.